Related party disclosures (Table)	12 Months Ended
Dec. 31, 2018
Disclosure Of Related Party Explanatory [Abstract]
Disclosure of detailed information about related parties [Text Block]
As of December 31, 2018 and December 31, 2017, the detail of entities that are related parties of the SQM S.A. Group is as follows:

Tax ID No.	Name	Country of origin	Functional currency	Nature
Foreign	Nitratos Naturais Do Chile Ltda.	Brazil	US$	Subsidiary
Foreign	Nitrate Corporation Of Chile Ltd.	United Kingdom	US$	Subsidiary
Foreign	SQM North America Corp.	United States	US$	Subsidiary
Foreign	SQM Europe N.V.	Belgium	US$	Subsidiary
Foreign	Soquimich S.R.L. Argentina	Argentina	US$	Subsidiary
Foreign	Soquimich European Holding B.V.	The Netherlands	US$	Subsidiary
Foreign	SQM Corporation N.V.	The Netherlands	US$	Subsidiary
Foreign	SQI Corporation N.V.	The Netherlands	US$	Subsidiary
Foreign	SQM Comercial De México S.A. de C.V.	Mexico	US$	Subsidiary
Foreign	North American Trading Company	United States	US$	Subsidiary
Foreign	Administración y Servicios Santiago S.A. de C.V.	Mexico	US$	Subsidiary
Foreign	SQM Peru S.A.	Peru	US$	Subsidiary
Foreign	SQM Ecuador S.A.	Ecuador	US$	Subsidiary
Foreign	SQM Nitratos Mexico S.A. de C.V.	Mexico	US$	Subsidiary
Foreign	SQMC Holding Corporation L.L.P.	United States	US$	Subsidiary
Foreign	SQM Investment Corporation N.V.	The Netherlands	US$	Subsidiary
Foreign	SQM Brasil Limitada	Brazil	US$	Subsidiary
Foreign	SQM France S.A.	France	US$	Subsidiary
Foreign	SQM Japan Co. Ltd.	Japan	US$	Subsidiary
Foreign	Royal Seed Trading Corporation A.V.V.	Aruba	US$	Subsidiary
Foreign	SQM Oceania Pty Limited	Australia	US$	Subsidiary
Foreign	Rs Agro-Chemical Trading Corporation A.V.V.	Aruba	US$	Subsidiary
Foreign	SQM Indonesia S.A.	Indonesia	US$	Subsidiary
Foreign	SQM Virginia L.L.C.	United States	US$	Subsidiary
Foreign	SQM Italia SRL	Italy	US$	Subsidiary
Foreign	Comercial Caiman Internacional S.A.	Panama	US$	Subsidiary
Foreign	SQM Africa Pty Ltd,	South Africa	US$	Subsidiary
Foreign	SQM Colombia SAS	Colombia	US$	Subsidiary
Foreign	SQM Internacional N.V.	Belgium	US$	Subsidiary
Foreign	SQM (Shanghai) Chemicals Co. Ltd.	China	US$	Subsidiary
Foreign	SQM Lithium Specialties LLC	United States	US$	Subsidiary
Foreign	SQM Iberian S.A.	Spain	US$	Subsidiary
Foreign	SQM Beijing Commercial Co. Ltd.	China	US$	Subsidiary
Foreign	SQM Thailand Limited	Thailand	US$	Subsidiary
Foreign	SQM Australia PTY	Australia	Australian dollar	Subsidiary
Foreign	SACAL S.A.	Argentina	Argentine peso	Subsidiary
96,801,610-5	Comercial Hydro S.A.	Chile	US$	Subsidiary
96,651,060-9	SQM Potasio S.A.	Chile	US$	Subsidiary
96,592,190-7	SQM Nitratos S.A.	Chile	US$	Subsidiary
96,592,180-K	Ajay SQM Chile S.A.	Chile	US$	Subsidiary
86,630,200-6	SQMC Internacional Ltda.	Chile	Chilean peso	Subsidiary
79,947,100-0	SQM Industrial S.A.	Chile	US$	Subsidiary
79,906,120-1	Isapre Norte Grande Ltda.	Chile	Chilean peso	Subsidiary
79,876,080-7	Almacenes y Depósitos Ltda.	Chile	Chilean peso	Subsidiary
79,770,780-5	Servicios Integrales de Tránsitos y Transferencias S.A.	Chile	US$	Subsidiary
79,768,170-9	Soquimich Comercial S.A.	Chile	US$	Subsidiary
79,626,800-K	SQM Salar S.A.	Chile	US$	Subsidiary
78,053,910-0	Proinsa Ltda.	Chile	Chilean peso	Subsidiary

As of December 31, 2018 and December 31, 2017, the detail of entities that are related parties of the SQM S.A.: Group is as follows:

Tax ID No,	Name	Country of origin	Functional currency	Nature
76,534,490-5	Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	Chile	Chilean peso	Subsidiary
76,425,380-9	Exploraciones Mineras S.A.	Chile	US$	Subsidiary
76,064,419-6	Comercial Agrorama Ltda.	Chile	Chilean peso	Subsidiary
76,145,229-0	Agrorama S.A.	Chile	Chilean peso	Subsidiary
76,359,919-1	Orcoma Estudios SPA	Chile	US$	Subsidiary
76,360,575-2	Orcoma SPA	Chile	US$	Subsidiary
76,686,311-9	SQM MaG SpA	Chile	US$	Subsidiary
Foreign	Abu Dhabi Fertilizer Industries WWL	Arab Emirates	Arab Emirates dirham	Associate
Foreign	Doktor Tarsa Tarim Sanayi AS	Turkey	US$	Associate
Foreign	Ajay North America	United States	US$	Associate
Foreign	Ajay Europe SARL	France	Euro	Associate
Foreign	SQM Eastmed Turkey	Turkey	Euro	Associate
Foreign	Charlee SQM Thailand Co. Ltd. (1)	Thailand	Thai baht	Associate
Foreign	Kore Potash Ltd.	Australia	US$	Associate
Foreign	Sichuan SQM Migao Chemical Fertilizers Co Ltda.	China	US$	Joint venture
Foreign	Coromandel SQM India	India	Indian rupee	Joint venture
Foreign	SQM Vitas Fzco.	Arab Emirates	Arab Emirates dirham	Joint venture
Foreign	SQM Star Qingdao Corp Nutrition Co., Ltd.	China	US$	Joint venture
Foreign	SQM Vitas Holland B.V.	Dutch Antilles	Euro	Joint venture
Foreign	Minera Exar S.A. (2)	Argentina	US$	Joint venture
Foreign	Covalent Lithium Pty Ltd.	Australia	Australian dollar	Joint venture
Foreign	Pavoni & C, SPA	Italy	Euro	Joint venture
96,511,530-7	Sociedad de Inversiones Pampa Calichera	Chile	US$	Other related parties
96,529,340-k	Norte Grande S.A.	Chile	Chilean peso	Other related parties
79,049,778-9	Callegari Agricola S.A.	Chile	Chilean peso	Other related parties
Foreign	SQM Vitas Brazil Agroindustria (3)	Brazil	US$	Other related parties
Foreign	SQM Vitas Peru S.A.C. (3)	Peru	US$	Other related parties
Foreign	Terra Tarsa B.V. (4)	Holland	Euro	Other related parties
Foreign	Plantacote N.V (4)	Belgium	Euro	Other related parties
Foreign	Doktolab Tarim Arastima San. Tic As (4)	Turkey	Turkish Lira	Other related parties
Foreign	Terra Tarsa Ukraine LLC (4)	Ukraine	Ukrainian Grivna	Other related parties
Foreign	Terra Tarsa Don LLC (4)	Russian Federation	Russian ruble	Other related parties
Foreign	Abu Dhabi Fertilizer Industries WLL	Oman	United Arab Emirates dirham	Other related parties
Foreign	Internacional Technical and Trading Agencies CO WLL (5)	Jordan	United Arab Emirates dirham	Other related parties
Foreign	Arpa Speciali S.R.L (6)	Italy	Euro	Other related parties

(1) During the month of November 2018, the stake held in Charlee SQM Thailand Co. Ltd. was sold.
(2) During the month of December 2018, the stake held in Minera Exar S.A. was sold.
(3) These Companies are subsidiaries of the SQM Vitas Fzco joint venture.
(4) These Companies are subsidiaries of the associate Doktor Tarsa Tarim Sanayi AS.
(5) These Companies are subsidiaries of the joint venture Abu Dhabi Fertilizer Industries WWL
(6) These companies are subsidiaries of the joint venture Pavoni & C, SPA

TAX ID No.	Name	Country of Origin	Functional currency	Relationship
N/A	Ara Dos Primera del Salar de Pampa Blanca, Sierra Gorda (*)	Chile	Chilean peso	Other related parties
N/A	Ara Tres Primera del Salar de Pampa Blanca, Sierra Gorda (*)	Chile	Chilean peso	Other related parties
N/A	Ara Cuatro Primera del Salar de Pampa Blanca, Sierra Gorda (*)	Chile	Chilean peso	Other related parties
N/A	Ara Cinco Primera del Salar de Pampa Blanca, Sierra Gorda (*)	Chile	Chilean peso	Other related parties
N/A	Curicó Dos Primera del Salar de Pampa Alta, Sierra Gorda (*)	Chile	Chilean peso	Other related parties
N/A	Curicó Tres Primera del Sector de Pampa Alta, Sierra Gorda (*)	Chile	Chilean peso	Other related parties
N/A	Evelyn Veinticuatro Primera de Sierra Gorda (*)	Chile	Chilean peso	Other related parties
N/A	Filomena Tres Primera de Oficina Filomena, Sierra Gorda (*)	Chile	Chilean peso	Other related parties
N/A	Filomena Cuatro Primera de Oficina Filomena, Sierra Gorda (*)	Chile	Chilean peso	Other related parties
N/A	Francis Cuatro Primera de Pampa Blanca, Sierra Gorda (*)	Chile	Chilean peso	Other related parties
N/A	Francis Cuatro Segunda del Salar de Pampa Blanca, Sierra Gorda (*)	Chile	Chilean peso	Other related parties
N/A	Francis Cuatro Tercera de Pampa Blanca, Sierra Gorda (*)	Chile	Chilean peso	Other related parties
N/A	Francis Cuatro Cuarta de Pampa Blanca, Sierra Gorda (*)	Chile	Chilean peso	Other related parties
N/A	Francis Cuatro Quinta de Pampa Blanca, Sierra Gorda (*)	Chile	Chilean peso	Other related parties
N/A	Francis Primera del Salar de Pampa Blanca de Sierra Gorda (*)	Chile	Chilean peso	Other related parties
N/A	Francis Segunda del Salar de Pampa Blanca de Sierra Gorda (*)	Chile	Chilean peso	Other related parties
N/A	Francis Tercera del Salar de Pampa Blanca de Sierra Gorda (*)	Chile	Chilean peso	Other related parties
N/A	Ivon Primera de Sierra Gorda (*)	Chile	Chilean peso	Other related parties
N/A	Ivon Décima Segunda de Sierra Gorda (*)	Chile	Chilean peso	Other related parties
N/A	Ivon Sexta de Sierra Gorda (*)	Chile	Chilean peso	Other related parties
N/A	Julia Primera de Sierra Gorda (*)	Chile	Chilean peso	Other related parties
N/A	Lorena Trigésimo Quinta de Sierra Gorda (*)	Chile	Chilean peso	Other related parties
N/A	Perseverancia Primera de Sierra Gorda (*)	Chile	Chilean peso	Other related parties
N/A	Tamara 40 Primera del Sector S.E. OF. Concepción, Sierra Gorda (*)	Chile	Chilean peso	Other related parties
N/A	Tamara Tercera de Oficina Concepción, Sierra Gorda (*)	Chile	Chilean peso	Other related parties
N/A	Tamara 40 Segunda del Sector S.E. OF Concepción, Sierra Gorda (*)	Chile	Chilean peso	Other related parties

(*) Correspond to Mining Contractual Societies

Disclosure of transactions between related parties [text block]
As of December 31, 2018, 2017 and 2016, the detail of significant transactions with related parties is as follows:

Tax ID No,	Company	Nature	Country of origin	Transaction	12/31/2018 ThUS$	12/31/2017 ThUS$	12/31/2016 ThUS$
Foreign	Doktor Tarsa Tarim Sanayi As	Associate	Turkey	Sale of products	16,726	17,538	11,619
Foreign	Ajay Europe S.A.R.L.	Associate	France	Sale of products	19,470	15,706	17,977
Foreign	Ajay Europe S.A.R.L.	Associate	France	Dividends	811	969	1,338
Foreign	Ajay North America LLC.	Associate	United States	Sale of products	16,810	13,206	12,865
Foreign	Ajay North America LLC.	Associate	United States	Dividends	2,807	1,123	2,605
Foreign	Abu Dhabi Fertilizer Industries WWL	Associate	United Arab Emirates	Sale of products	5,811	4,351	8,312
Foreign	Abu Dhabi Fertilizer Industries WWL	Associate	United Arab Emirates	Dividends	5,641	-	-
Foreign	Charlee SQM Thailand Co. Ltd. (1)	Associate	Thailand	Sale of products	4,960	5,102	3,798
Foreign	Charlee SQM Thailand Co. Ltd. (1)	Associate	Thailand	Dividends	362	-	-
77.557.430-5	Sales de Magnesio Ltda.	Associate	Chile	Sale of products	-	45	-
Foreign	Kowa Company Ltd. (3)	Other related parties	Japan	Sale of products	-	132,495	91,678
Foreign	SQM Vitas Brasil Agroindustria	Joint control or significant influence	Brazil	Sale of products	44,827	31,137	17,686
Foreign	SQM Vitas Peru S.A.C.	Joint control or significant influence	Peru	Sale of products	17,204	23,058	22,090
Foreign	SQM Vitas Fzco.	Joint venture	United Arab Emirates	Sale of products	-	85	965
Foreign	Sichuan SQM Migao Chemical Fertilizers Co Ltda.	Joint venture	China	Sale of products	-	-	9,950
Foreign	Sichuan SQM Migao Chemical Fertilizers Co Ltda.	Joint venture	China	Sale of services	-	252	257
Foreign	Coromandel SQM India	Joint venture	India	Sale of products	7,696	8,011	4,630
Foreign	SQM Vitas Spain	Joint venture	Spain	Sale of products	-	-	5,528
Foreign	SQM Vitas Plantacote B.V.	Joint venture	Netherlands	Sale of products	-	-	49
Foreign	SQM Star Qingdao Corp Nutrition Co., Ltd.	Joint venture	China	Sale of products	-	200	166
Foreign	SQM Vitas Holland B.V.	Joint venture	Holland	Sale of products	-	-	634
79.049.778-9	Callegari Agrícola S.A.	Other related parties	Chile	Sale of products	-	210	44
Foreign	Minera Exar S.A. (2)	Joint venture	Argentina	Loans	-	11,000	-
Foreign	Terra Tarsa Ukraine LLC	Associate	Turkey	Sale of services	1,674	1,218	-
Foreign	Terra Tarsa Don LLC	Associate	Russian Federation	Sale of products	187	423	-
Foreign	Plantacote N.V.	Associate	Belgium	Sale of products	4,554	2,108	-
Foreign	SQM eastmed Turkey	Associate	Turkey	Sale of products	30	-	-
Foreign	Pavoni & C., SpA	Joint venture	Italy	Sale of products	201	-	-
Foreing	Arpa Speciali S.R.L	Other related parties	Italy	Sale of products	207	-	-
Total					149,978	268,237	212,191

(1)	As of November 2018, the ownership interest in Charlee SQM Thailand Co. Ltd. was sold.
(2)	During the month of December 2018, the stake held in Minera Exar S.A. was sold.
(3)	As of December 31, 2018, Kowa Company Ltd. is not considered a related party.

Disclosure of amounts receivable from related parties [Text Block]
Transactions between the Company, its subsidiaries, joint ventures and other related parties are considered customary transactions. In addition, they have been eliminated upon consolidation and are not disclosed in this note.

Tax ID N°	Company	Nature	Country of origin	Currency	12/31/2018	12/31/2017
					ThUS$	ThUS$
Foreign	Charlee SQM Thailand Co. Ltd(1)	Associate	Thailand	US$	-	1,204
Foreign	Ajay Europe S.A.R.L.	Associate	France	Euro	3,756	4,689
Foreign	Ajay North America LLC.	Associate	United States	US$	2,079	2,005
Foreign	Abu Dhabi Fertilizer Industries WWL	Associate	United Arab Emirates	Arab Emirates dirham	857	73
Foreign	Kowa Company Ltd.(1)	Jointly controlled entity	Japan	US$	-	5,008
96.511.530-7	Soc.de Inversiones Pampa Calichera	Jointly controlled entity	Chile	US$	6	6
Foreign	SQM Vitas Brasil Agroindustria	Joint venture	Brazil	US$	15,818	17,293
Foreign	SQM Vitas Peru S.A.C.	Joint venture	Peru	US$	12,768	13,766
Foreign	Coromandel SQM India	Joint venture	India	Indian rupee	2,025	3,804
Foreign	SQM Vitas Fzco.	Joint venture	United Arab Emirates	Emirates dirham	105	-
Foreign	SQM Star Qingdao Corp Nutrition Co., Ltd.	Joint venture	China	US$	248	50
Foreign	Plantacote N.V.	Associate	Belgium	Euro	312	190
Foreign	Terra Tarsa Don LLC	Associate	Russian Federation	Russian ruble	41	44
Foreign	Minera Exar S.A. (2)	Joint venture	Argentina	US$	-	11,000
Foreign	SQM Eastmed Turkey	Associate	Turkey	Euro	30	-
Foreing	SQM Pavoni & C. SPA	Joint venture	Italy	Euro	12	-
Foreign	Doktor Tarsa Tarim Sanayi As	Joint venture	Turkey	US$	6,497	-
Total					44,554	59,132

(1) As of November 2018, the ownership interest in Charlee SQM Thailand Co. Ltd. sold.
(2) During the month of December 2018, the stake held in Minera Exar S.A.
The accounts receivable presented are net of provision (provision for 2018 ThUS$ 10,966 and 2017 for ThUS $ 14,125, see Note 13.2)

Disclosure of amounts payable to related parties [Text Block]
12.5	Trade payables due to related parties, current:

Tax ID No.	Company	Nature	Country of origin	Currency	12/31/2018 ThUS$	12/31/2017 ThUS$
Foreign	Doktor Tarsa Tarim Sanayi AS	Associate	Turkey	YTL	-	11
Foreign	Terra Tarsa Ukraine LLC	Other related parties	Ukraine	Ukrainian Grivna	-	7
Foreign	SQM Star Qingdao Corp Nutrition Co., Ltd.	Joint venture	China	US$	-	725
Foreign	Sichuan SQM Migao Chemical Fertilizers Co Ltda.	Joint venture	China	US$	-	584
Foreign	SQM Vitas Fzco.	Joint venture	United Arab Emirates	Arab Emirates dirham	-	38
Foreign	Covalent Lithium Pty Ltd	Associate	Australia	Australian dollar	9	-
Current Total					9	1,365